Investments with Continuous Unrealized Losses (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Investments, Debt and Equity Securities [Abstract]
Debt Securities, Available-for-sale	$ 0.1	$ 0.1